Derivative Financial Instruments - Summary of Financial Liabilities Interest And Principal Cash Flow Maturities (Parenthetical) (Detail)	May 06, 2020 Exchange_Rate	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency exchange rate	24.3812
U.S [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency exchange rate	24.3812	18.8452	19.6829
Japan, yen [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency exchange rate		0.1734	0.17930
Pound sterling [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency exchange rate		24.9586	25.0878
Mexican Unidad de Inversion [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency exchange rate		6.399018	6.226631
Euro [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency exchange rate		21.1537	22.5054
Switzerland, Francs [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency exchange rate		19.4596	19.9762